LORD ABBETT MUNICIPAL INCOME FUND, INC.

Lord Abbett California Tax Free Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett National Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

Supplement dated December 21, 2010 to the

Prospectus dated February 1, 2010

Lord Abbett AMT Free Municipal Bond Fund

Supplement dated December 21, 2010 to the

Prospectus dated October 26, 2010

The prospectus dated February 1, 2010 has been supplemented to reflect the changes described below for the following Funds:

California Tax Free Fund

The following replaces the chart on page 17 of the subsection titled “Investment Adviser – Portfolio Managers” in the prospectus:

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel S. Solender, Partner and Director	2006
Daphne Car, Portfolio Manager	2007

High Yield Municipal Bond Fund

The following replaces the chart on page 90 of the subsection titled “Investment Adviser – Portfolio Managers” in the prospectus:

Portfolio Manager. The portfolio manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel S. Solender, Partner and Director	2006

National Tax Free Fund

The following replaces the chart on page 9 of the subsection titled “Investment Adviser – Portfolio Managers” in the prospectus:

Portfolio Manager. The portfolio manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel S. Solender, Partner and Director	2006

New Jersey Tax Free Fund

The following replaces the chart on page 49 of the subsection titled “Investment Adviser – Portfolio Managers” in the prospectus:

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel S. Solender, Partner and Director	2006
Philip B. Herman, Portfolio Manager	2007

New York Tax Free Fund

The following replaces the chart on page 57 of the subsection titled “Investment Adviser – Portfolio Managers” in the prospectus:

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel S. Solender, Partner and Director	2006
Philip B. Herman, Portfolio Manager	2007

The following replaces the subsection titled “Management and Organization of the Fund – Portfolio Managers” on pages 113 and 114 in the prospectus:

Portfolio Managers. Each Fund is managed by an experienced portfolio manager or a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Mr. Solender was formerly a Vice President and Portfolio Manager at Nuveen Investments from 1992 to 1999 and 2003 to 2006 and a Principal and Portfolio Manager at Vanguard Group from 1999 to 2003. Assisting Mr. Solender are Daphne Car, Philip B. Herman, and Daniel T. Vande Velde. Ms. Car, Portfolio Manager, joined Lord Abbett in 2004 and became a member of the investment team in 2007. Messrs. Herman and Vande Velde, Portfolio Managers, joined Lord Abbett as members of the team in 2007. Mr. Herman was formerly a Portfolio Manager at Neuberger Berman from 2004 to 2007. Mr. Vande Velde was formerly a Portfolio Manager at McDonnell Investment Management from 1997 to 2007.

Mr. Solender is primarily responsible for the day-to-day management of the High Yield Municipal Bond Fund and National Tax Free Fund. Messrs. Solender and Car are jointly and primarily responsible for the day-to-day management of the California Tax Free Fund. Messrs. Solender and Herman are jointly and primarily responsible for the day-to-day management of the New Jersey Tax Free Fund and New York Tax Free Fund. Messrs. Solender and Vande Velde are jointly and primarily responsible for the day-to-day management of the Short Duration Tax Free Fund and Intermediate Tax Free Fund.

The prospectus dated October 26, 2010 has been supplemented to reflect the changes described below for the AMT Free Municipal Bond Fund:

The following replaces the chart on page 7 of the subsection titled “Investment Adviser – Portfolio Managers” in the prospectus:

Portfolio Manager. The portfolio manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel S. Solender, Partner and Director	2010

The following replaces the subsection titled “Management and Organization of the Fund – Portfolio Managers” on page 19 in the prospectus:

Portfolio Manager. The Fund is managed by an experienced portfolio manager responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Mr. Solender was formerly a Vice President and Portfolio Manager at Nuveen Investments from 1992 to 1999 and 2003 to 2006 and a Principal and Portfolio Manager at Vanguard Group from 1999 to 2003.

Mr. Solender is primarily responsible for the day-to-day management of the Fund.

Please retain this document for your future reference.